Note 23 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Line Items [Line Items]
Applicable tax rate		35.00%
Tax effect from change in tax rate	$ 9,472,000	$ 9,472,000	[1]		[1]		[1]
Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	21.00%
CANADA
Statement Line Items [Line Items]
Applicable tax rate		26.50%		26.50%		26.50%
UNITED STATES
Statement Line Items [Line Items]
Applicable tax rate		35.00%
UNITED STATES | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	21.00%

[1]	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.